Consolidated Statements of Operations and Comprehensive Loss - Schedule of Research and Development Expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Research and Development Expenses [Line Items]
Research and development expenses	€ 35,363,897	€ 41,024,131	€ 37,526,090
Third-party services [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expenses	23,113,874	31,802,983	28,543,503
Clinical material and related manufacturing services [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expenses	4,619,437	18,109,345	16,194,152
Clinical, pre-clinical studies [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expenses	18,494,437	13,693,638	12,349,351
Employee benefits expenses [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expenses	8,390,010	6,776,853	6,957,866
Equity-settled share-based payment expense [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expenses	1,873,958	1,500,670	2,456,571
Legal and consulting fees [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expenses	1,362,029	1,758,283	1,690,448
Other expenses [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expenses	€ 2,497,983	€ 686,012	€ 334,273